INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 14, 2018

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2028 Corporate Bond ETF

Invesco BulletShares 2026 High Yield Corporate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Effective immediately, Philip Fang is no longer a Portfolio Manager of the Funds. Accordingly, all information and references related to him are hereby removed from the Summary Prospectus, Prospectus and Statement of Additional Information.

Please Retain This Supplement for Future Reference.

P-BLLT-PROSOAI-SUP-1 091418